9. Net Sectorial Financial Assets and Liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Sectorial financial assets, current	R$ 421,184	R$ 171,609	R$ 0
Sectorial financial assets, noncurrent	257,635	171,609	0
Sectorial financial liabilities, current	0	(192,819)	(155,261)
Sectorial financial liabilities, noncurrent	(96,531)	(90,700)	R$ (123,731)
Electricity rate adjustment recoverable 2018 | Portion A | Electricity purchased for resale - CVA Energ
Disclosure of financial assets [line items]
Sectorial financial assets, current	274,495	333,412
Sectorial financial assets, noncurrent	0	333,412
Electricity rate adjustment recoverable 2018 | Portion A | Electricity purchased for resale - Itaipu
Disclosure of financial assets [line items]
Sectorial financial assets, current	278,072	250,851
Sectorial financial assets, noncurrent	0	250,851
Electricity rate adjustment recoverable 2018 | Portion A | Transport of energy using the transmission system - basic grid
Disclosure of financial assets [line items]
Sectorial financial assets, current	28,100	18,056
Sectorial financial assets, noncurrent	0	18,056
Electricity rate adjustment recoverable 2018 | Portion A | Transport of energy purchased from Itaipu
Disclosure of financial assets [line items]
Sectorial financial assets, current	8,312	5,063
Sectorial financial assets, noncurrent	0	5,063
Electricity rate adjustment recoverable 2018 | Portion A | ESS
Disclosure of financial assets [line items]
Sectorial financial assets, current	(240,248)	(211,735)
Sectorial financial assets, noncurrent	0	(211,735)
Electricity rate adjustment recoverable 2018 | Portion A | CDE
Disclosure of financial assets [line items]
Sectorial financial assets, current	16,434	(28,800)
Sectorial financial assets, noncurrent	0	(28,800)
Electricity rate adjustment recoverable 2018 | Portion A | Proinfa
Disclosure of financial assets [line items]
Sectorial financial assets, current	3,007	(33)
Sectorial financial assets, noncurrent	0	(33)
Electricity rate adjustment recoverable 2018 | Other financial components
Disclosure of financial assets [line items]
Sectorial financial assets, current	163,549
Sectorial financial assets, noncurrent	0
Electricity rate adjustment recoverable 2018 | Other financial components | Neutrality
Disclosure of financial assets [line items]
Sectorial financial assets, current	42,605	33,319
Sectorial financial assets, noncurrent	0	33,319
Electricity rate adjustment recoverable 2018 | Other financial components | Overcontracting
Disclosure of financial assets [line items]
Sectorial financial assets, current	(46,972)	(112,137)
Sectorial financial assets, noncurrent	0	(112,137)
Electricity rate adjustment recoverable 2018 | Other financial components | Hydrological risk
Disclosure of financial assets [line items]
Sectorial financial assets, current	(175,117)	(93,964)
Sectorial financial assets, noncurrent	0	(93,964)
Electricity rate adjustment recoverable 2018 | Other financial components | Tariff refunds
Disclosure of financial assets [line items]
Sectorial financial assets, current	(36,840)	(21,302)
Sectorial financial assets, noncurrent	0	(21,302)
Electricity rate adjustment recoverable 2018 | Other financial components | CVA Angra III Adjustment
Disclosure of financial assets [line items]
Sectorial financial assets, current	6,272	(1,121)
Sectorial financial assets, noncurrent	0	(1,121)
Electricity rate adjustment recoverable 2018 | Other financial components | Others
Disclosure of financial assets [line items]
Sectorial financial assets, current	5,429
Sectorial financial assets, noncurrent	0
Electricity rate adjustment recoverable 2017
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	(192,819)
Sectorial financial liabilities, noncurrent	0	0
Electricity rate adjustment recoverable 2017 | Portion A | Electricity purchased for resale - CVA Energ
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	(168,939)
Sectorial financial liabilities, noncurrent	0	0
Electricity rate adjustment recoverable 2017 | Portion A | Electricity purchased for resale - Itaipu
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	36,002
Sectorial financial liabilities, noncurrent	0	0
Electricity rate adjustment recoverable 2017 | Portion A | Transport of energy using the transmission system - basic grid
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	11,127
Sectorial financial liabilities, noncurrent	0	0
Electricity rate adjustment recoverable 2017 | Portion A | Transport of energy purchased from Itaipu
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	2,797
Sectorial financial liabilities, noncurrent	0	0
Electricity rate adjustment recoverable 2017 | Portion A | ESS
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	(167,938)
Sectorial financial liabilities, noncurrent	0	0
Electricity rate adjustment recoverable 2017 | Portion A | CDE
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	(84,293)
Sectorial financial liabilities, noncurrent	0	0
Electricity rate adjustment recoverable 2017 | Portion A | Proinfa
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	(5,122)
Sectorial financial liabilities, noncurrent	0	0
Electricity rate adjustment recoverable 2017 | Other financial components | Neutrality
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	54,609
Sectorial financial liabilities, noncurrent	0	0
Electricity rate adjustment recoverable 2017 | Other financial components | Overcontracting
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	87,949
Sectorial financial liabilities, noncurrent	0	0
Electricity rate adjustment recoverable 2017 | Other financial components | Tariff refunds
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	(12,470)
Sectorial financial liabilities, noncurrent	0	0
Electricity rate adjustment recoverable 2017 | Other financial components | CVA Angra III Adjustment
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	50,435
Sectorial financial liabilities, noncurrent	0	0
Electricity rate adjustment recoverable 2017 | Other financial components | Others
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	3,024
Sectorial financial liabilities, noncurrent	0	0
Tariff Review 2021 | Financial components
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	0
Sectorial financial liabilities, noncurrent	(96,531)	(90,700)
Tariff Review 2021 | Financial components | Tariff refunds
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	0
Sectorial financial liabilities, noncurrent	(96,531)	(90,700)
Electricity rate adjustment recoverable 2019 | Portion A | Electricity purchased for resale - CVA Energ
Disclosure of financial assets [line items]
Sectorial financial assets, current	176,198	0
Sectorial financial assets, noncurrent	176,198	0
Electricity rate adjustment recoverable 2019 | Portion A | Electricity purchased for resale - Itaipu
Disclosure of financial assets [line items]
Sectorial financial assets, current	304,085	0
Sectorial financial assets, noncurrent	304,086	0
Electricity rate adjustment recoverable 2019 | Portion A | Transport of energy using the transmission system - basic grid
Disclosure of financial assets [line items]
Sectorial financial assets, current	(29,307)	0
Sectorial financial assets, noncurrent	(29,307)	0
Electricity rate adjustment recoverable 2019 | Portion A | Transport of energy purchased from Itaipu
Disclosure of financial assets [line items]
Sectorial financial assets, current	7,469	0
Sectorial financial assets, noncurrent	7,469	0
Electricity rate adjustment recoverable 2019 | Portion A | ESS
Disclosure of financial assets [line items]
Sectorial financial assets, current	(120,862)	0
Sectorial financial assets, noncurrent	(120,862)	0
Electricity rate adjustment recoverable 2019 | Portion A | CDE
Disclosure of financial assets [line items]
Sectorial financial assets, current	71,325	0
Sectorial financial assets, noncurrent	71,325	0
Electricity rate adjustment recoverable 2019 | Portion A | Proinfa
Disclosure of financial assets [line items]
Sectorial financial assets, current	(9)	0
Sectorial financial assets, noncurrent	(9)	0
Electricity rate adjustment recoverable 2019 | Other financial components
Disclosure of financial assets [line items]
Sectorial financial assets, current	257,635	0
Sectorial financial assets, noncurrent	257,635	0
Electricity rate adjustment recoverable 2019 | Other financial components | Neutrality
Disclosure of financial assets [line items]
Sectorial financial assets, current	40,212	0
Sectorial financial assets, noncurrent	40,211	0
Electricity rate adjustment recoverable 2019 | Other financial components | Overcontracting
Disclosure of financial assets [line items]
Sectorial financial assets, current	(95,722)	0
Sectorial financial assets, noncurrent	(95,722)	0
Electricity rate adjustment recoverable 2019 | Other financial components | Hydrological risk
Disclosure of financial assets [line items]
Sectorial financial assets, current	(71,958)	0
Sectorial financial assets, noncurrent	(71,958)	0
Electricity rate adjustment recoverable 2019 | Other financial components | Tariff refunds
Disclosure of financial assets [line items]
Sectorial financial assets, current	(23,796)	0
Sectorial financial assets, noncurrent	R$ (23,796)	R$ 0